Summary of significant accounting policies - Summary of property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Information Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Tooling [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years